Summary of Significant Accounting Policies - Income Taxes (Details) - CAD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Undistributed earnings on foreign subsidiaries	$ 2.8	$ 2.3
Hydroelectric Power Generation | BECOL
Variable Interest Entity [Line Items]
Long-term contract for electric power, term	50 years